Interests in associates and joint ventures	12 Months Ended
Dec. 31, 2023
Interests In Associates And Joint Ventures [Line Items]
Disclosure of interests in associates and joint ventures [text block]

b) Interests in associates and joint ventures
As of 31 December

2023 and 31 December

2022, no associate

or joint venture

was individually

material to the

Group.
Also, there were no

significant restrictions on the

ability of associates or

joint ventures to transfer

funds to UBS Group AG
or its

subsidiaries as

cash dividends

or to

repay

loans or

advances made.

There

were no

quoted market

prices for

any
associates or joint ventures of the Group.

Investments in associates and joint ventures
USD m 2023 2022
Carrying amount at the beginning of the year 1,101 1,243
Additions 1 3
Acquisition of the Credit Suisse Group 1,569 0
Reclassifications (33) (44)
Share of comprehensive income (365) (41)
of which: share of net profit / (loss)
1
(348) 32
of which: share of other comprehensive income
2
(17) (73)
Share of changes in retained earnings (1) 0
Dividends received (90) (31)
Foreign currency translation 192 (30)
Carrying amount at the end of the year 2,373 1,101
of which: associates 2,164 1,098
of which: SIX Group AG, Zurich 1,646 954
of which: other associates 519 144
of which: joint ventures 209 3
1 For 2023, consists of negative USD 383 m from associates, partly offset by USD 34
m from joint ventures (for 2022, consists of

USD
27 m from associates and USD 5
m from joint ventures).

2 For 2023, consists of
negative USD 17 m from associates (for 2022, consists of negative USD 73 m from associates).